Business Combinations (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012 and 2011:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Total revenue	5,079	4,935

Net income - attributable to AngloGold Ashanti	944	1,069

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012. The information is not indicative of the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $21 million of revenue and $3 million to the net income/(loss) before taxation of the group.

Schedule of Purchase Price Allocation [Table Text Block]

The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

(in US Dollars, millions)
(unaudited)

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693
Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.